STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 — STOCKHOLDERS’ EQUITY

The Company is authorized to issue 500,000,000 and 100,000,000 common shares, par value $0.0001 per share as of June 30, 2026 and December 31, 2025, respectively, and 1,000,000 and 1,000,000 shares of preferred stock, par value $0.0001 per share as of June 30, 2026 and December 31, 2025, respectively. As of June 30, 2026 and December 31, 2025, the Company had 49,152,702 and 44,500,111 common shares issued and outstanding, respectively. The common shares entitle the holder thereof to one vote per share on all matters coming before the shareholders of the Company for a vote. No shares of preferred stock have been issued or designated by First Breach, Inc.

LLC conversion to C-Corp.

On October 22, 2021, First Breach, LLC converted from a Delaware limited liability company to a Delaware corporation, First Breach, Inc. The Certificate of Incorporation of First Breach, Inc. authorizes the issuance of 100,000,000 shares of common stock and 1,000,000 shares of preferred stock. No shares of preferred stock have been issued or designated by First Breach, Inc. The former equity unit holders of First Breach, LLC were issued 16,235,000 shares of common stock following the limited liability company’s conversion to a Delaware corporation.

Amended and Restated Certificate of Incorporation

On January 19, 2026, the Company’s Board of Directors and stockholders approved an Amended and Restated Certificate of Incorporation. The Restated Certificate, among other matters, (i) authorizes the issuance of preferred stock in one or more series with terms to be determined by the Board, (ii) provides for one vote per share of common stock, and (iii) increases the authorized number of shares of common stock from 100,000,000 to 500,000,000 shares.

Share issuances

During the six months ended June 30, 2026, the Company issued an aggregate of 23,001 shares of common stock, with a fair value of $184,008, to consultants in connection with a public relations agreement and an investor relations agreement for services to be rendered through September 30, 2026 and April 3, 2027, respectively.

NOTE 12 — STOCKHOLDERS’ EQUITY

The Company is authorized to issue 100,000,000 common shares, par value $0.0001 per share and 1,000,000 shares of preferred stock, par value $0.0001 per share as of December 31, 2025 and December 31, 2024. As of December 31, 2025 and 2024, the Company had 44,500,111 and 37,784,611 common shares issued and outstanding, respectively. The common shares entitle the holder thereof to one vote per share on all matters coming before the shareholders of the Company for a vote. No shares of preferred stock have been issued or designated by First Breach, Inc.

LLC conversion to C-Corp.

On October 22, 2021, First Breach, LLC converted from a Delaware limited liability company to a Delaware corporation, First Breach, Inc. The Certificate of Incorporation of First Breach, Inc. authorizes the issuance of 100,000,000 shares of common stock and 1,000,000 shares of preferred stock. No shares of preferred stock have been issued or designated by First Breach, Inc. The former equity unit holders of First Breach, LLC were issued 16,235,000 shares of common stock following the limited liability company’s conversion to a Delaware corporation.

Share issuances

On December 15, 2025, in connection with the settlement of a previously issued promissory note, the Company issued 1,775,000 shares of its common stock at an agreed upon conversion price of $2.00 per share. The issuance resulted in the elimination of the outstanding note balance, and the related accounting treatment is described in the Convertible Debt section above (see Note 10). The investors purchased 2,195,000 shares of the Company’s common stock at a purchase price of $1.00 per share, resulting in aggregate cash proceeds of $2,195,000. Management determined that the fair value of the Company’s common stock on the date of issuance was $2.00 per share. Accordingly, the shares were issued at a price below their estimated fair value on the issuance date.

Additionally, the investors exercised 1,775,000 outstanding warrants at an exercise price of $0.50 per share, resulting in aggregate cash proceeds of $887,500 to the Company.

During the period from August 2025 through December 2025, the Company issued to certain accredited investors an aggregate of 910,500 shares of common stock at $1.00 per share for an aggregate purchase price of $910,500. In November 2025, the Company issued to certain accredited investors an aggregate of 60,000 shares of common stock at $2.00 per share for an aggregate purchase price of $120,000.

From February through July 2024, the Company issued 437,500 shares of common stock through an underwritten offering at an offering price of $1.60 per share for gross proceeds of $700,000. Net proceeds to the Company were $644,000 after consideration of $56,000 issuance costs to underwriters.

From July through October 2024, the Company issued 91,000 shares of common stock at an offering price of $1.00 per share for proceeds of $91,000.

In December 2024, the Company issued 60,000 shares of Common Stock to a 3rd party as $60,000 compensation, respectively.